Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
3.	Cash and cash equivalents

	31-Dec-25	31-Dec-24
Cash at banks	$73,374,606	$9,481,681
Cash at brokers	17,742,923	$6,421,996
Cash at digital currency exchanges	116,561	$27,848
	$91,234,090	$15,931,525

The Company also holds client cash deposits for trading purposes in the United States and Bermuda and has classified these deposits as client cash deposits on the statement of financial position. As at December 31, 2025, the balance in client cash deposits was $5,615,054 (December 31, 2024 - $10,665,147).